Shareholder Report, Line Graph (Details) 74300185500_Putnam Focused U.S. Research ETF_Class R6_TSR Annual {Class R6} - USD ($)												12 Months Ended
		Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2026
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name												Class R6
Accumulated Value		$ 32,363	$ 27,497	$ 21,404	$ 18,633	$ 20,260	$ 15,848	$ 13,886	$ 13,415	$ 11,494	$ 10,000	$ 39,028
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Accumulated Value		33,220	28,677	22,734	19,810	22,845	17,171	14,139	13,956	11,606	10,000	$ 39,898
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 Index
Accumulated Value		34,718	29,960	23,566	20,325	22,895	17,455	14,315	13,909	11,623	10,000	$ 41,793
Putnam Focused Equity Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[1]											Putnam Focused Equity Linked Benchmark†
Accumulated Value		$ 31,661	$ 27,322	$ 21,490	$ 18,535	$ 20,879	$ 15,918	$ 13,055	$ 12,929	$ 11,773	$ 10,000	$ 38,113

[1]
†	The Putnam Focused Equity Linked Benchmark represents the performance of the MSCI World Industrials Index-NR through June 23, 2019, and the performance of the S&P 500 Index thereafter.